SHARE CAPITAL AND SHARE BASED COMPENSATION - Share Options (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2002	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share options:
Options, outstanding (in shares)		1,841,000	2,680,000		1,841,000	2,680,000
Weighted average assumptions used:
Expected dividend yield		0.00%
Term of options		5 years
Outstanding:
Options outstanding, beginning of year (in shares)		2,680,000
Options outstanding, forfeitures in period (in shares)		(376,000)
Options outstanding, lapsed in period (in shares)		(463,000)
Option outstanding, end of year (in shares)		1,841,000	2,680,000
Weighted average exercise price:
Weighted average exercise price, options, outstanding, beginning of year (USD per share)		$ 30.23
Weighted average exercise price, options, forfeitures in period (USD per share)		26.69
Weighted average exercise price, options, lapsed in period (USD per share)		55.45
Weighted average exercise price, options, outstanding, end of year (USD per share)		$ 24.62	$ 30.23
Weighted average remaining contractual term, options, outstanding (in years)		1 year 2 months 12 days	1 year 10 months 24 days
Options exercisable, outstanding (in shares)					1,717,000	2,221,000	2,320,000
Options exercisable, weighted average exercise price (USD per share)					$ 24.46	$ 30.74	$ 39.02
Options exercisable, weighted average remaining contractual term (in years)		1 year 2 months 12 days	1 year 8 months 12 days	2 years
Intrinsic value of share options outstanding and exercisable					$ 0	$ 0	$ 0
Intrinsic value of share options exercised		$ 0	$ 0	$ 2,621
Total fair value of share options fully vested in the year		3,175	8,967	16,623
Compensation cost recognized in the consolidated statement of income		2,274	7,148	11,748
Share options cost capitalized		$ 110	$ 608	$ 421
Golar Scheme
Share options:
Options, outstanding (in shares)		2,700,000	3,800,000	3,800,000	1,800,000	2,700,000	3,800,000
Outstanding:
Options outstanding, beginning of year (in shares)		2,700,000	3,800,000
Option outstanding, end of year (in shares)		1,800,000	2,700,000	3,800,000
Employee Stock Options
Share options:
Options outstanding, granted in period (in shares)		0	0
Weighted average assumptions used:
Risk free interest rate				2.50%
Expected volatility of common stock				62.50%
Expected dividend yield				0.00%
Expected term of options (in years)				3 years 7 months 6 days
Weighted average exercise price:
Total unrecognized compensation cost					$ 200
Weighted average period of recognition for unrecognized compensation cost (in years)		2 months
Employee Stock Options | Golar Scheme
Share options:
Award term until expiration	5 years
Number of shares authorized for grant	0
Employee Stock Options | Golar Scheme | Minimum
Share options:
Award vesting period (in years)	3 years
Employee Stock Options | Golar Scheme | Maximum
Share options:
Award vesting period (in years)	4 years
Employee Stock Options | LTIP
Share options:
Number of shares authorized for grant					3,000,000